Financial guarantee liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Financial guarantee liabilities
Fair value of financial guarantee liabilities upon the inception of new loans		¥ 44,549,000
Release of financial guarantee liabilities upon repayment	$ (3,112)	(21,397,000)	¥ 0	¥ 0
Payouts during the period		(7,615,000)
Contingent liabilities		0	¥ 0	¥ 0
Balance at the end of the year	$ 2,260	15,537,000
Maximum potential future payment		¥ 606,277,000